Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures	12 Months Ended
Dec. 31, 2024
Acquisitions, Divestitures and Variable Interest Entities [Abstract]
Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures

3.Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures

Investment in IM Topco, LLC

On May 31, 2022, Xcel sold 70% of the membership interests of IM Topco, LLC, a former subsidiary which holds the trademarks and other intellectual property rights relating to the Isaac Mizrahi Brand, to a subsidiary of WHP Global (“WHP”), a private equity-backed brand management and licensing company.

The Company accounts for its 30% retained interest in the ongoing operations of IM Topco as a component of other operating costs and expenses (income) under the equity method of accounting. Pursuant to the business venture agreement between the Company and WHP governing the operation of IM Topco, IM Topco’s net cash flow (as defined in the agreement) shall be distributed to the members during each fiscal year no less than once per fiscal quarter, as follows:

(i)	first, 100% to WHP, until WHP has received an aggregate amount during such fiscal year equal to $8,852,000 (subject to adjustment in certain circumstances as set forth in the agreement);
(ii)	second, 100% to Xcel, until Xcel has received an aggregate amount during such fiscal year equal to $1,316,200 (subject to adjustment in certain circumstances as set forth in the agreement); and
(iii)	thereafter, in proportion to the members’ respective ownership interests.

On April 12, 2024, the Company, WHP, and IM Topco entered into an amendment of the business venture agreement, such that on and after January 1, 2026, WHP shall receive 50% of the net cash flow which would otherwise be payable to Xcel, until WHP has received an aggregate amount of additional net cash flow equal to $1,000,000.

Based on these distribution provisions, the Company recognized an equity method loss related to its investment in IM Topco of $1.73 million and $2.06 million for the years ended December 31, 2024 and 2023, respectively. For cash flow earnings (i.e., net income before intangible asset amortization expense), management allocated the amounts based on the preferences outlined above. As such, Xcel recognized no cash-based earnings for all periods presented. For non-cash amortization expense, management allocated the amounts based on the relative ownership of each member (i.e., 70% WHP and 30% Xcel). The equity method loss for each period presented is equal to Xcel’s share of amortization expense.

Summarized financial information for IM Topco for the year ended December 31, 2023 is as follows. Comparable information for the year ended December 31, 2024 is not presented below as the Company’s investment in IM Topco was not considered significant to the Company as of and for the year ended December 31, 2024.

($ in thousands)
Revenues	$12,119
Gross profit	12,119
Loss from continuing operations	(1,036)
Net loss	(1,036)

In November 2023, the Company, WHP, and IM Topco entered into an amendment of the May 2022 membership purchase agreement, under which the parties agreed to waive a certain purchase price adjustment provision until the measurement period ending March 31, 2024 (see Note 9 for additional information). In exchange, Xcel agreed to make additional royalty payments to IM Topco totaling $0.45 million over the subsequent 11 months. As a result of this amendment, the Company recognized a $0.45 million increase to the carrying value basis of its equity method investment.

During the Current Year, the Company recognized $9.96 million of other non-cash charges related to IM Topco, comprised of the following:

●	a $4.21 million non-cash charge to recognize a contingent obligation related to certain contractual provisions contained within the amended membership purchase agreement between Xcel and WHP (see Note 9 for details), which is presented as “Contingent reduction in equity ownership of IM Topco, LLC” within Other operating costs and expenses (income) in the consolidated statements of operations, and

●	a $5.75 million other-than-temporary impairment of the Company’s investment in IM Topco, stemming from a decline in the fair value of the investment as a result of decreases in IM Topco’s revenues and cash flows (which is presented as part of “Loss from equity method investments” within Other operating costs and expenses (income) in the consolidated statements of operations).

The carrying value of the Company’s investment in IM Topco was $10.11 million and $17.59 million as of December 31, 2024 and 2023, respectively.

Investment in Orme Live, Inc.

In December 2023, the Company contributed $0.15 million of cash to ORME in exchange for a 30% equity ownership interest in ORME. The Company accounts for its interest in the operations of ORME as a component of other operating costs and expenses (income) under the equity method of accounting.

The Company’s proportional share of the operating results of ORME was a loss of approximately $0.15 million in the Current Year and was not material in the Prior Year. The carrying value of the Company’s investment in ORME was $0 and $0.15 million as of December 31, 2024 and 2023, respectively.

During the Current Year, the Company’s proportional ownership interest in ORME was reduced from 30% to 19% as the result of dilution arising from other parties making investments in ORME; however, by that point, the carrying value of the Company’s investment in ORME had already been reduced to $0.

Longaberger Licensing, LLC Variable Interest Entity

Since 2019, Xcel has been party to a limited liability company agreement with a subsidiary of Hilco Global related to Longaberger Licensing, LLC (“LL”). Hilco Global is the sole Class A Member of LL, and Xcel is the sole Class B Member of LL (each individually a “Member”). Each Member holds a 50% equity ownership interest in LL; however, based on an analysis of the contractual terms and rights contained in the agreements between the Members, the Company has previously determined that under the applicable accounting standards, LL is a variable interest entity and the Company has effective control over LL. Therefore, as the primary beneficiary, the Company has consolidated LL since 2019, and has recognized the assets, liabilities, revenues, and expenses of LL as part of its consolidated financial statements, along with a noncontrolling interest which represents Hilco Global’s 50% ownership share in LL.

Sale of Investment in Unconsolidated Affiliate

The Company previously held a limited partner ownership interest in an unconsolidated affiliate, which was entered into in 2016. This investment did not have a readily determinable fair value and in accordance with ASC 820-10-35-59, the investment was valued at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer. This investment was included within other assets on the Company’s consolidated balance sheet at December 31, 2022, at a carrying value of $0.1 million. During the Prior Year, the Company sold its ownership interest in this entity, and recognized a gain of $0.36 million related to the sale within other operating costs and expenses (income) on the consolidated statement of operations.

Divestiture of the Lori Goldstein Brand

On June 21, 2024, the Company (through its wholly owned subsidiary, Gold Licensing, LLC) entered into an asset purchase agreement with Lori Goldstein and Lori Goldstein, Ltd (together the “LG Parties”), pursuant to which the Company agreed to sell, and the LG Parties agreed to purchase, substantially all of the assets of the Lori Goldstein Brand, including the “LOGO by Lori Goldstein” trademark and other intellectual property rights relating thereto. Also in conjunction with this transaction, key license agreements related to the Lori Goldstein Brand were assigned to and assumed by the LG Parties. This divestiture transaction closed on June 30, 2024.

As consideration for the sale of these assets, the parties agreed to the following:

●	The LG Parties waived their rights with respect to certain contingent consideration amounts that had been previously earned by the LG Parties (under the terms of the April 1, 2021 purchase of the assets by Xcel), and terminated their rights to any future earn-out payments.

●	The Company retained the right to all royalties and fee income for net sales from licensees related to the Lori Goldstein Brand through the closing date.

●	The Company’s May 2, 2024 termination of the employment agreement and consulting agreement with the LG Parties was withdrawn. The Company paid the LG Parties a combined total of $25,000 as compensation for services rendered under the employment agreement and consulting agreement through June 30, 2024, and also reimbursed Ms. Goldstein for expenses incurred in the course of fulfilling her duties under the employment agreement through June 30, 2024.
●	The Company and the LG Parties entered into a mutual general release and waiver of outstanding legal disputes.

The total consideration received by the Company for this divestiture transaction was approximately $6.08 million, comprised of (i) the waiver of approximately $1.03 million of accrued earn-out payments earned by the LG Parties through June 30, 2024, plus (ii) the release of the remaining balance of approximately $5.05 million of contingent obligations recorded on the Company’s balance sheet. The remaining unamortized net book value of the Lori Goldstein intangible assets immediately prior to the sale was approximately $1.93 million, and the Company also incurred approximately $0.35 million of legal fees in connection with this transaction. Accordingly, the Company recorded a net non-cash gain on the divestiture of the Lori Goldstein Brand of approximately $3.80 million for the year ended December 31, 2024.